As filed with the Securities and Exchange Commission on January 15, 2019

Securities Act File No. 33-79858

Investment Company Act File No. 811-08544

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 85	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 86	☒

FPA FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, PRESIDENT

FPA FUNDS TRUST

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANCISCO, CA 94104

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on [     ] pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on [    ] pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on [      ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 15th day of January, 2019.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signatures	Title	Date

	/s/ J. Richard Atwood	President and Trustee	January 15, 2019
	J. Richard Atwood	(Principal Executive Officer)

	/s/ E. Lake Setzler III	Treasurer	January 15, 2019
	E. Lake Setzler III	(Principal Financial Officer & Principal Accounting Officer)

	/s/ Steven T. Romick*	Trustee	January 15, 2019
Steven T. Romick

	/s/ Sandra Brown*	Trustee	January 15, 2019
Sandra Brown

	/s/ Mark L. Lipson*	Trustee	January 15, 2019
Mark L. Lipson

	/s/ Alfred E. Osborne, Jr.*	Trustee	January 15, 2019
Alfred E. Osborne, Jr.

	/s/ A. Robert Pisano*	Trustee	January 15, 2019
A. Robert Pisano

	/s/ Patrick B. Purcell*	Trustee	January 15, 2019
Patrick B. Purcell

	/s/ Allan M. Rudnick*	Trustee	January 15, 2019
Allan M. Rudnick

* By:	/s/ J. Richard Atwood
J. Richard Atwood
as Attorney-in-Fact

Powers of Attorney were filed as Exhibit (q) to Post-Effective Amendment No. 79 of the Registrant’s Registration Statement on Form N-1A filed on April 28, 2017, and are incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Document

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase